Lease Obligations and Commitments (Details)		1 Months Ended
	Sep. 06, 2017 USD ($)	May 31, 2018 CAD ($)	Dec. 31, 2023 USD ($)
Lease Obligations and Commitments [Abstract]
Monthly fee (in Dollars)		$ 7,000
Rent paid	$ 17,324
Right-of-use asset			$ 0